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                                                         -----------------------
                                                               SEC USE ONLY
                                                         -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1999.
                                                      -----------  ----

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  [  ]

Todd Investment Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

3160 National City Tower, 101 South Fifth Street,   Louisville,    KY      40202
--------------------------------------------------------------------------------
Business Address                (Street)              (City)     (State)   (Zip)

Bosworth M. Todd     (502) 585-3121     Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(a).
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 19th day of January, 2000.

                                     TODD INVESTMENT ADVISORS, INC.
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     Bosworth M. Todd
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                              to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                           13f file No.:     Name:                                           13f file No.:
------------------------------------------  --------------------  ------------------------------------------  -------------------
1.  Todd Investment Advisors, Inc.                28-834          6.
------------------------------------------  --------------------  ------------------------------------------  --------------------
2.                                                                7.
------------------------------------------  --------------------  ------------------------------------------  --------------------
3.                                                                8.
------------------------------------------  --------------------  ------------------------------------------  --------------------
4.                                                                9.
------------------------------------------  --------------------  ------------------------------------------  --------------------
5.                                                                10.
------------------------------------------  --------------------  ------------------------------------------  --------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                                             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                                      172

FORM 13F INFORMATION TABLE VALUE TOTAL:                                   360641


LIST OF OTHER INCLUDED MANAGERS:

NO.                                          13F FILE NUMBER              NAME

Page 1 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs               Common  002824100   5,222   143,810                                            108,110           35,700
----------------------------------------------------------------------------------------------------------------------------------
Aegon NV                  Common  007924103   2,338    24,486                                              4,604           19,882
----------------------------------------------------------------------------------------------------------------------------------
AES Corp                  Common  00130H105     875    11,700                                             11,700                0
----------------------------------------------------------------------------------------------------------------------------------
American Express          Common  025816109     482     2,900                                              2,900                0
----------------------------------------------------------------------------------------------------------------------------------
American Home Prod.       Common  026609107     996    25,376                                              2,100           23,276
----------------------------------------------------------------------------------------------------------------------------------
American Intl Group       Common  026874107   2,237    20,685                                              2,271           18,414
----------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp           Common  032165102     307    15,901                                              1,870           14,031
----------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch            Common  035229103   4,700    66,310                                             59,870            6,440
----------------------------------------------------------------------------------------------------------------------------------
Applix                    Common  038316105     704    39,000                                             39,000                0
----------------------------------------------------------------------------------------------------------------------------------
Archstone Cmntys          Common  039581103   2,293   111,840                                            100,040           11,800
----------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield        Common  048825103   4,303    49,746                                             41,396            8,350
----------------------------------------------------------------------------------------------------------------------------------
Automatic Data            Common  053015103     687    12,750                                              5,500            7,250
----------------------------------------------------------------------------------------------------------------------------------
Avery Dennison            Common  053611109     233     3,200                                                  0            3,200
----------------------------------------------------------------------------------------------------------------------------------
                                             25,377
----------------------------------------------------------------------------------------------------------------------------------

Page 2 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Avon Products             Common  054303102     290     8,800                                                800            8,000
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.     Common  060505104   7,316   145,765                                            138,315            7,450
----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp             Common  06423A103   3,664   111,492                                             66,924           44,568
----------------------------------------------------------------------------------------------------------------------------------
Bebe Stores               Common  075571109     427    15,800                                             15,800                0
----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic             Common  077853109   4,508    73,228                                             54,266           18,962
----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.           Common  079860102   1,585    33,864                                              1,300           32,564
----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway        Common  084670207     295       161                                                  0              161
----------------------------------------------------------------------------------------------------------------------------------
Best Foods                Common  08658U101     242     4,600                                                  0            4,600
----------------------------------------------------------------------------------------------------------------------------------
Block, H& R Inc.          Common  093671105   4,563   104,295                                             87,195           17,100
----------------------------------------------------------------------------------------------------------------------------------
Boeing Company            Common  097023105     369     8,900                                              8,900                0
----------------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC              Common  055622104     788    13,280                                                  0           13,280
----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers             Common  110122108   5,811    90,534                                             63,300           27,234
----------------------------------------------------------------------------------------------------------------------------------
Brown Foreman Corp B      Common  115637209     378     6,600                                              1,100            5,500
----------------------------------------------------------------------------------------------------------------------------------
                                             30,236
----------------------------------------------------------------------------------------------------------------------------------

Page 3 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health           Common  14149Y108   2,687    56,130                                             52,655            3,475
----------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.          Common  149123101     311     6,600                                              6,600                0
----------------------------------------------------------------------------------------------------------------------------------
Century Tel Inc.          Common  156700106     490    10,349                                                562            9,787
----------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan           Common  16161A108     412     5,300                                                  0            5,300
----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp              Common  166751107   1,002    11,565                                              7,825            3,740
----------------------------------------------------------------------------------------------------------------------------------
Children's Place          Common  168905707     625    38,000                                             38,000                0
----------------------------------------------------------------------------------------------------------------------------------
Ciber Inc.                Common  17163B102     272     9,900                                              8,400            1,500
----------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.               Common  125509109   1,669    20,715                                             18,240            2,475
----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Cor  Common  172062101     385    12,355                                                600           11,755
----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc             Common  17275R102   4,695    43,825                                             16,530           27,295
----------------------------------------------------------------------------------------------------------------------------------
Citigroup                 Common  172967101   1,229    22,062                                             19,062            3,000
----------------------------------------------------------------------------------------------------------------------------------
CK Witco Corp             Common  12562C108     278    20,800                                             20,800                0
----------------------------------------------------------------------------------------------------------------------------------
Coastal Corp.             Common  190441105   4,592   129,570                                            114,270           15,300
----------------------------------------------------------------------------------------------------------------------------------
                                             18,647
----------------------------------------------------------------------------------------------------------------------------------

Page 4 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co              Common  191216100   2,697    46,303                                             17,450           28,853
----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive         Common  194162103     520     8,000                                                  0            8,000
----------------------------------------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare   Common  197677107     239     8,137                                                  0            8,137
----------------------------------------------------------------------------------------------------------------------------------
Computer Assoc.           Common  204912109   5,830    83,358                                             70,558           12,800
----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences         Common  205363104   8,282    87,520                                             77,570            9,950
----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp            Common  205638109   3,445    92,490                                             81,590           10,900
----------------------------------------------------------------------------------------------------------------------------------
Comtech Telecom           Common  205826209     240    16,300                                             16,300                0
----------------------------------------------------------------------------------------------------------------------------------
Conoco Cl A               Common  208251306     935    37,790                                             17,210           20,580
----------------------------------------------------------------------------------------------------------------------------------
Conoco Cl B               Common  208251405   1,485    59,717                                             52,687            7,030
----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison       Common  209115104     601    17,415                                             14,415            3,000
----------------------------------------------------------------------------------------------------------------------------------
Corsair Communications    Common  220406102     260    32,000                                             32,000                0
----------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Corp        Common  239753106   8,378   114,090                                            109,590            4,500
----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines           Common  247361108   2,827    56,760                                             52,910            3,850
----------------------------------------------------------------------------------------------------------------------------------
                                             35,739
----------------------------------------------------------------------------------------------------------------------------------

Page 5 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Disney Walt Company       Common  254687106     725    24,775                                             14,700           10,075
----------------------------------------------------------------------------------------------------------------------------------
Dollar General            Common  256669102   2,998   131,794                                            118,299           13,495
----------------------------------------------------------------------------------------------------------------------------------
Dot Hill System           Common  25848T109     257    52,000                                             39,000           13,000
----------------------------------------------------------------------------------------------------------------------------------
Dover Corp                Common  260003108     703    15,500                                                  0           15,500
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical              Common  260543103     624     4,670                                              3,250            1,420
----------------------------------------------------------------------------------------------------------------------------------
Du Pont E I               Common  263534109     800    12,142                                              6,676            5,466
----------------------------------------------------------------------------------------------------------------------------------
Duke Energy               Common  264399106   4,939    98,534                                             83,020           15,514
----------------------------------------------------------------------------------------------------------------------------------
Duke Weeks Realty         Common  264411505     821    42,100                                             31,000           11,100
----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy            Common  283905107     233     6,000                                                  0            6,000
----------------------------------------------------------------------------------------------------------------------------------
Electronics Boutique      Common  286045109     243    13,500                                             13,500                0
----------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co           Common  291011104   1,269    22,110                                             13,660            8,450
----------------------------------------------------------------------------------------------------------------------------------
Endocare Inc.             Common  29264P104      84    10,000                                             10,000                0
----------------------------------------------------------------------------------------------------------------------------------
Englehard Corp.           Common  292845104   1,283    67,950                                             60,450            7,500
----------------------------------------------------------------------------------------------------------------------------------
                                             14,979
----------------------------------------------------------------------------------------------------------------------------------

Page 6 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Excel Tech Inc            Common  30067T103     215    12,000                                             12,000                0
----------------------------------------------------------------------------------------------------------------------------------
ExxonMobil Corp           Common  30231G102   9,282   115,212                                             50,496           64,716
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg Co  Common  313400301     447     9,500                                                  0            9,500
----------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg          Common  313586109   3,782    60,575                                             56,025            4,550
----------------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores     Common  31410H101   1,300    25,720                                             25,470              250
----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp       Common  316773100   1,175    16,013                                                600           15,413
----------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty   Common  32054K103   2,757   100,470                                             83,070           17,400
----------------------------------------------------------------------------------------------------------------------------------
First Union Corp          Common  337358105   1,889    57,337                                             49,953            7,384
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.            Common  345370100   4,688    87,937                                             71,570           16,367
----------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines         Common  359065109     228    20,000                                             20,000                0
----------------------------------------------------------------------------------------------------------------------------------
Gainsco Inc.              Common  363127101     161    30,000                                             30,000                0
----------------------------------------------------------------------------------------------------------------------------------
Gannett Inc.              Common  364730101     377     4,620                                                  0            4,620
----------------------------------------------------------------------------------------------------------------------------------
General Electric          Common  369604103  20,879   134,923                                             84,124           50,799
----------------------------------------------------------------------------------------------------------------------------------
                                             47,180
----------------------------------------------------------------------------------------------------------------------------------

Page 7 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Genesis Microchip         Common  371933102     218    10,300                                              9,300            1,000
----------------------------------------------------------------------------------------------------------------------------------
Genuine Parts Company     Common  372460105     207     8,362                                                  0            8,362
----------------------------------------------------------------------------------------------------------------------------------
Gilat Communications Ltd  Common  M50876107     303    12,600                                             12,600                0
----------------------------------------------------------------------------------------------------------------------------------
GTE Corp                  Common  362320103   7,521   106,591                                             90,116           16,475
----------------------------------------------------------------------------------------------------------------------------------
Guilford Pharmaceuticals  Common  401829106     264    15,500                                             15,500                0
----------------------------------------------------------------------------------------------------------------------------------
Hain Food Group           Common  405219106     246    11,000                                             11,000                0
----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co            Common  406216101     342     8,500                                              8,300              200
----------------------------------------------------------------------------------------------------------------------------------
Hauppage Digital          Common  419131107     221    11,000                                             11,000                0
----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co        Common  428236103   4,169    36,650                                             26,650           10,000
----------------------------------------------------------------------------------------------------------------------------------
Hickory Tech Corp         Common  429060106     150    10,000                                             10,000                0
----------------------------------------------------------------------------------------------------------------------------------
Hillenbrands Ind          Common  431573104     203     6,400                                              1,000            5,400
----------------------------------------------------------------------------------------------------------------------------------
Home Depot                Common  437076102   8,086   117,615                                             90,165           27,450
----------------------------------------------------------------------------------------------------------------------------------
Honeywell Int'l Inc       Common  438516106   8,898   154,253                                            123,838           30,415
----------------------------------------------------------------------------------------------------------------------------------
                                             30,828
----------------------------------------------------------------------------------------------------------------------------------

Page 8 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
IBM                       Common  459200101   1,623    15,043                                              4,675           10,368
----------------------------------------------------------------------------------------------------------------------------------
Infocure Corp.            Common  45665A108     349    11,200                                             11,200                0
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.               Common  458140100   7,103    86,290                                             65,870           20,420
----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group         Common  460690100   2,942    51,000                                             51,000                0
----------------------------------------------------------------------------------------------------------------------------------
Intervoice-Brite Inc.     Common  461142101     616    26,500                                             25,500            1,000
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot           Common  475070108     361     5,286                                                  0            5,286
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         Common  478160104   5,450    58,450                                             28,100           30,350
----------------------------------------------------------------------------------------------------------------------------------
Kerr McGee                Common  492386107     616     9,938                                              5,438            4,500
----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark            Common  494368103   8,228   125,732                                            111,082           14,650
----------------------------------------------------------------------------------------------------------------------------------
Knight/Trimark Group      Common  499067106     322     7,000                                              7,000                0
----------------------------------------------------------------------------------------------------------------------------------
L G & E Energy            Common  501917108     231    13,223                                              2,404           10,819
----------------------------------------------------------------------------------------------------------------------------------
Lasersight Inc.           Common  517924106     340    34,000                                             34,000                0
----------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl              Common  529771107   1,131    12,500                                              9,800            2,700
----------------------------------------------------------------------------------------------------------------------------------
                                             29,312
----------------------------------------------------------------------------------------------------------------------------------

Page 9 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Lilly, Eli & Company      Common  532457108   1,303    19,600                                             18,200            1,400
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies       Common  549463107     890    11,864                                              7,600            4,264
----------------------------------------------------------------------------------------------------------------------------------
Mack Cali Rlty Corp       Common  554489104   2,211    84,840                                             76,090            8,750
----------------------------------------------------------------------------------------------------------------------------------
Marine Drilling           Common  568240204     325    14,500                                             11,500            3,000
----------------------------------------------------------------------------------------------------------------------------------
Marsh McLennan            Common  571748102     982    10,260                                              5,400            4,860
----------------------------------------------------------------------------------------------------------------------------------
May Dept Stores           Common  577778103     438    13,575                                              1,325           12,250
----------------------------------------------------------------------------------------------------------------------------------
MBIA                      Common  55262C100   1,350    25,565                                             17,590            7,975
----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                Common  55262L100   6,898   253,130                                            199,752           53,378
----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.           Common  580135101   2,272    56,350                                             42,050           14,300
----------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom              Common  55268B106   3,263    61,497                                             55,872            5,625
----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp     Common  58551A108     349    10,250                                              1,200            9,050
----------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc            Common  589331107   8,980   133,650                                             73,250           60,400
----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp      Common  552848103   5,632    93,580                                             84,180            9,400
----------------------------------------------------------------------------------------------------------------------------------
                                             34,893
----------------------------------------------------------------------------------------------------------------------------------

Page 10 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.           Common  594918104  12,926   110,715                                             84,165           26,550
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Mng & Mfg       Common  504059105     699     7,142                                              4,200            2,942
----------------------------------------------------------------------------------------------------------------------------------
Monsanto                  Common  611662107     330     9,300                                                500            8,800
----------------------------------------------------------------------------------------------------------------------------------
Morgan, J. P. & Co.       Common  616880100   2,134    16,850                                             14,950            1,900
----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc              Common  620076109     250     1,700                                                  0            1,700
----------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr             Common  631100104     420     2,300                                                100            2,200
----------------------------------------------------------------------------------------------------------------------------------
National City Corp.       Common  635405103   2,190    92,436                                              6,300           86,136
----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Co.      Common  655844108     238    11,633                                                  0           11,633
----------------------------------------------------------------------------------------------------------------------------------
Northern States Pwr       Common  665772109   1,490    76,410                                             70,610            5,800
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp               Common  68389X105   3,149    28,101                                             25,601            2,500
----------------------------------------------------------------------------------------------------------------------------------
PC Connection             Common  69318J100     248     7,200                                              7,200                0
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.               Common  717081103   2,121    65,400                                             59,400            6,000
----------------------------------------------------------------------------------------------------------------------------------
Philip Morris, Inc        Common  718154107   1,299    56,496                                             34,860           21,636
----------------------------------------------------------------------------------------------------------------------------------
                                             27,494
----------------------------------------------------------------------------------------------------------------------------------

Page 11 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Polymedica Corp           Common  731738100     416    18,000                                             18,000                0
----------------------------------------------------------------------------------------------------------------------------------
PPG Industries            Common  693506107     238     3,800                                                200            3,600
----------------------------------------------------------------------------------------------------------------------------------
Premier Technologies      Common  74058F102     196    28,000                                             28,000                0
----------------------------------------------------------------------------------------------------------------------------------
Pride Int'l Inc.          Common  741932107     235    16,100                                             14,100            2,000
----------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co.      Common  742718109   3,704    33,806                                             10,700           23,106
----------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs       Common  74369L103     301     4,300                                              4,300                0
----------------------------------------------------------------------------------------------------------------------------------
Providian Finl Corp       Common  74406A102     970    10,652                                                  0           10,652
----------------------------------------------------------------------------------------------------------------------------------
Raytheon Cl B             Common  755111408     639    24,060                                             19,260            4,800
----------------------------------------------------------------------------------------------------------------------------------
Regions Finl corp.        Common  758940100     749    29,810                                             28,410            1,400
----------------------------------------------------------------------------------------------------------------------------------
Rohm & Hass               Common  775371107     222     5,455                                                900            4,555
----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum     Common  780257804   3,110    51,350                                             34,100           17,250
----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.              Common  786514208   1,348    37,700                                             37,700                0
----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.            Common  803111103     340    15,400                                                  0           15,400
----------------------------------------------------------------------------------------------------------------------------------
                                             12,468
----------------------------------------------------------------------------------------------------------------------------------

Page 12 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
SBC Communications        Common  78387G103   9,089   186,436                                            138,538           47,898
----------------------------------------------------------------------------------------------------------------------------------
Scansource Inc            Common  806037107     247     6,100                                              6,100                0
----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp      Common  806605101     763    18,000                                                  0           18,000
----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd          Common  806857108     401     7,138                                              6,100            1,038
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group      Common  828806109   2,128    92,767                                             76,440           16,327
----------------------------------------------------------------------------------------------------------------------------------
Spieker Pptys Inc         Common  848497103   2,446    67,130                                             56,930           10,200
----------------------------------------------------------------------------------------------------------------------------------
Startek Inc               Common  85569C107     435    12,000                                             12,000                0
----------------------------------------------------------------------------------------------------------------------------------
State Str Corp            Common  857477103     402     5,500                                                  0            5,500
----------------------------------------------------------------------------------------------------------------------------------
Sterling Commerce         Common  859205106   1,211    35,610                                             31,360            4,250
----------------------------------------------------------------------------------------------------------------------------------
Sungard Data              Common  867363103   2,924   123,130                                            109,550           13,580
----------------------------------------------------------------------------------------------------------------------------------
Swift Energy              Common  870738101     230    20,000                                             20,000                0
----------------------------------------------------------------------------------------------------------------------------------
Take Two Interactive      Common  874054109     295    22,800                                             22,800                0
----------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc.          Common  872375100   2,452   132,075                                            118,530           13,545
----------------------------------------------------------------------------------------------------------------------------------
                                             23,023
----------------------------------------------------------------------------------------------------------------------------------

Page 13 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Tee Comm Electrs Inc.     Common  87900H100       0    10,000                                                  0           10,000
----------------------------------------------------------------------------------------------------------------------------------
Texaco Inc.               Common  881694103   4,485    82,573                                             65,973           16,600
----------------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co        Common  882848104   2,610    73,400                                             66,450            6,950
----------------------------------------------------------------------------------------------------------------------------------
Tidewater Inc.            Common  886423102     302     8,400                                              8,400                0
----------------------------------------------------------------------------------------------------------------------------------
Topps Inc                 Common  890786106     415    40,000                                             40,000                0
----------------------------------------------------------------------------------------------------------------------------------
Troy Group Inc            Common  89733N106     231    15,400                                             15,400                0
----------------------------------------------------------------------------------------------------------------------------------
United Technologies       Common  913017109   7,467   114,880                                             95,340           19,540
----------------------------------------------------------------------------------------------------------------------------------
US West                   Common  91273H101     243     3,370                                              2,990              380
----------------------------------------------------------------------------------------------------------------------------------
USX Marathon Group        Common  902905827     583    23,600                                             23,600                0
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.            Common  929771103   4,654    68,436                                             51,168           17,268
----------------------------------------------------------------------------------------------------------------------------------
Walgreens Co.             Common  931422109   1,065    36,400                                              4,300           32,100
----------------------------------------------------------------------------------------------------------------------------------
Walmart Stores            Common  931142103   2,533    36,643                                             12,593           24,050
----------------------------------------------------------------------------------------------------------------------------------
Warner Lambert Co.        Common  934488107     451     5,500                                                  0            5,500
----------------------------------------------------------------------------------------------------------------------------------
                                             25,039
----------------------------------------------------------------------------------------------------------------------------------

Page 14 of 14
                                                                 FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager     Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                          Item 2:           Item 4:   Item 5:  ----------------------------             --------------------------
        Item 1:           Title    Item 3:   Fair    Shares of         (b)Shared-             Item 7:
    Name of Issuer          of      CUSIP   Market   Principal         As Defined (c)Shared  Managers
                          Class    Number    Value     Amount  (a)Sole in Inst. V    Other  See Inst. V (a)Sole  (b)Shared (c)None
----------------------------------------------------------------------------------------------------------------------------------
Willamette Ind.           Common  969133107   4,810   103,570                                             89,820           13,750
----------------------------------------------------------------------------------------------------------------------------------
Workflow Management       Common  98137N109     344    12,000                                             12,000                0
----------------------------------------------------------------------------------------------------------------------------------
Zomax Inc Minn            Common  989929104     272     6,000                                              6,000                0
----------------------------------------------------------------------------------------------------------------------------------
                                              5,426
----------------------------------------------------------------------------------------------------------------------------------
  COMPANY TOTALS                            360,641
----------------------------------------------------------------------------------------------------------------------------------